DEFERRED TAX ASSETS AND LIABILITIES - MOVEMENTS IN DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	¥ 11,479	¥ 16,930	¥ 10,807
Recognized in consolidated statement of income	(1,718)	(6,258)	7,873
Recognized in other comprehensive income	(3,145)	(5,504)	(2,265)
Others	490	430	519
Transferred from reserve	4,767	5,881	(4)
Balance at end of year	11,873	11,479	16,930
Receivables and inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	3,763	2,411	2,546
Recognized in consolidated statement of income	514	1,378	(122)
Recognized in other comprehensive income	0	(26)	(12)
Others	(23)		(1)
Transferred from reserve	0		0
Balance at end of year	4,254	3,763	2,411
Payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	2,858	1,286	1,142
Recognized in consolidated statement of income	233	1,572	144
Recognized in other comprehensive income	0		0
Others	0		0
Transferred from reserve	0		0
Balance at end of year	3,091	2,858	1,286
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(2,451)	(2,630)	(268)
Recognized in consolidated statement of income	203	(203)	(42)
Recognized in other comprehensive income	(3,157)	(5,499)	(2,316)
Others	(13)		0
Transferred from reserve	4,767	5,881	(4)
Balance at end of year	(651)	(2,451)	(2,630)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,740	2,378	4,146
Recognized in consolidated statement of income	(3,341)	(1,004)	(2,244)
Recognized in other comprehensive income	0	41	127
Others	796	325	349
Transferred from reserve	0		0
Balance at end of year	(805)	1,740	2,378
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	4,749	13,322	3,594
Recognized in consolidated statement of income	525	(8,554)	9,960
Recognized in other comprehensive income	0	(19)	(84)
Others	(631)		(148)
Transferred from reserve	0		0
Balance at end of year	4,643	4,749	13,322
Financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	118	116	124
Recognized in consolidated statement of income	(5)		(4)
Recognized in other comprehensive income	12	2	(4)
Others	0		0
Transferred from reserve	0		0
Balance at end of year	125	118	116
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	516	352	87
Recognized in consolidated statement of income	80	63	19
Recognized in other comprehensive income	0		0
Others	386	101	246
Transferred from reserve	0		0
Balance at end of year	982	516	352
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	186	(305)	(564)
Recognized in consolidated statement of income	73	490	162
Recognized in other comprehensive income	0	(3)	24
Others	(25)	4	73
Transferred from reserve	0		0
Balance at end of year	¥ 234	¥ 186	¥ (305)